Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred tax assets and liabilities	$ 0	$ 0
Federal investment tax credits [Member]
Statements [Line Items]
Deferred tax assets and liabilities	654,183	663,144
Exploration and office equipment [Member]
Statements [Line Items]
Deferred tax assets and liabilities	1,832,035	3,804,616
Non-capital loss carryforwards [Member]
Statements [Line Items]
Deferred tax assets and liabilities	4,742,207	4,126,349
Marketable Securities [Member]
Statements [Line Items]
Deferred tax assets and liabilities	450,106	0
Other [Member]
Statements [Line Items]
Deferred tax assets and liabilities	71,906	85,439
Valuation allowance [Member]
Statements [Line Items]
Deferred tax assets and liabilities	$ (7,750,437)	$ (8,679,208)